Average Annual Total Returns{- Fidelity Mid-Cap Stock Fund} - 04.30 Fidelity Mid-Cap Stock Fund K PRO-08 - Fidelity Mid-Cap Stock Fund	Class K Return Before Taxes Past 1 year	Class K Return Before Taxes Past 5 years	Class K Return Before Taxes Past 10 years	SP004 Past 1 year	SP004 Past 5 years	SP004 Past 10 years
Total	11.51%	12.37%	11.31%	13.66%	12.35%	11.51%